Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Units and securities that may be issued upon conversion of Working Capital Loans and extension loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a Registration Rights Agreement, dated July 19, 2021, entered into by the Company, the Sponsor, Initial Stockholders and the holder parties thereto (the “Registration Rights Agreement”). These holders will be entitled to make up to three demands, excluding short-form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company. Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the IPO Registration Statement forms a part and may not exercise their demand rights on more than one occasion.

Underwriting Agreement

The Company granted the underwriters a 30-day option to purchase up to 1,875,000 additional Units to cover any over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 Units and forfeited the remainder of their over-allotment option as of July 28, 2021.

The Company agreed to pay or reimburse the underwriters for travel, lodging, and other “road show” expenses, expenses of the underwriters’ legal counsel, and certain diligence and other fees, including the preparation, binding and delivery of bound volumes in form and style reasonably satisfactory to the Representative, transaction Lucite cubes, or similar commemorative items in a style as reasonably requested by the Representative, and reimbursement for background checks on the Company’s directors and executive officers, which such fees and expenses are capped at an aggregate of $125,000 (less amounts previously paid).

The underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account upon the completion of the Company’s initial Business Combination, subject to the terms of the underwriting agreement.

The Representative’s Common Stock

The Company agreed to issue to the Representative and/or its designees, 125,000 shares of Common Stock (or 143,750 shares if the underwriter’s over-allotment option is exercised in full) upon the consummation of the IPO. On July 22, 2021, the underwriters partially exercised their over-allotment option, resulting in an aggregate issuance of 138,312 Representative Shares. These shares were valued at a price of $10.00 which was the sale price of the Units sold in the IPO. The Representative has agreed not to transfer, assign, or sell any such shares until the completion of the Company’s initial Business Combination. In addition, the Representative has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the applicable period.

The shares have been deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a Lock-Up for a period of 180 days immediately following the date of the effectiveness of the IPO Registration Statement pursuant to Rule 5110(g)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the IPO Registration Statement, nor may they be sold, transferred, assigned, pledged, or hypothecated for a period of 180 days immediately following the effective date of the IPO Registration Statement except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners.

Right of First Refusal

Subject to certain conditions, the Company will grant the Representative, for a period beginning on the closing of the IPO and ending 15 months after the date of the consummation of the initial Business Combination, a right of first refusal to act as lead left book-running managing underwriter with at least 75% of the economics; or, in the case of a three-handed deal, 50% of the economics, for any and all future public and private equity, convertible, and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the IPO Registration Statement.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Units and securities that may be issued upon conversion of Working Capital Loans and extension loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement. These holders will be entitled to make up to three demands, excluding short-form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggyback” registration rights to include their securities in other registration statements filed by the Company. Notwithstanding the foregoing, the underwriters may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the IPO Registration Statement forms a part and may not exercise their demand rights on more than one occasion.

Underwriting Agreement

The Company granted the underwriters a 30-day option to purchase up to 1,875,000 additional Units to cover any over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On July 22, 2021, the underwriters partially exercised their over-allotment option and purchased an additional 1,331,230 Units and forfeited the remainder of their over-allotment option as of July 28, 2021.

The Company agreed to pay or reimburse the underwriters for travel, lodging, and other “road show” expenses, expenses of the underwriters’ legal counsel, and certain diligence and other fees, including the preparation, binding and delivery of bound volumes in form and style reasonably satisfactory to the Representative, transaction Lucite cubes, or similar commemorative items in a style as reasonably requested by the Representative, and reimbursement for background checks on the Company’s directors and executive officers, which such fees and expenses are capped at an aggregate of $125,000 (less amounts previously paid).

The underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account upon the completion of the Company’s initial Business Combination, subject to the terms of the underwriting agreement.

The Representative’s Common Stock

The Company agreed to issue to the Representative and/or its designees, 125,000 shares of Common Stock (or 143,750 shares if the underwriter’s over-allotment option is exercised in full) upon the consummation of the IPO. On July 22, 2021, the underwriters partially exercised their over-allotment option, resulting in an aggregate issuance of 138,312 Representative Shares. These shares were valued at a price of $10.00 which was the sale price of the Units sold in the IPO. The Representative has agreed not to transfer, assign, or sell any such shares until the completion of the Company’s initial Business Combination. In addition, the Representative has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within the applicable period.

The shares have been deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a Lock-Up for a period of 180 days immediately following the date of the effectiveness of the IPO Registration Statement pursuant to Rule 5110(g)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(g)(1), these securities will not be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the IPO Registration Statement, nor may they be sold, transferred, assigned, pledged, or hypothecated for a period of 180 days immediately following the effective date of the IPO Registration Statement except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners.

Right of First Refusal

Subject to certain conditions, the Company will grant the Representative, for a period beginning on the closing of the IPO and ending 15 months after the date of the consummation of the initial Business Combination, a right of first refusal to act as lead left book-running managing underwriter with at least 75% of the economics; or, in the case of a three-handed deal, 50% of the economics, for any and all future public and private equity, convertible, and debt offerings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the IPO Registration Statement.